SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Dillard's, Inc. Investment & Employee Stock Ownership Plan
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 6 - SUBSEQUENT EVENTS

A special dividend of $30 per share payable on Company stock on January 5, 2026 to shareholders of record as of December 12, 2025 was included in dividends receivable and dividend income in the financial statements as of and for the year ended December 31, 2025. Plan participants may elect to receive dividends paid on Company stock as a cash distribution from the Plan or reinvest the dividends in the Dillard Stock Fund. Plan participants elected to receive $82.8 million of the total $137.2 million special dividend as cash distributions from the Plan as of the required election date of January 2, 2026.

Effective January 1, 2026, the Administrative Committee approved an amendment to the Plan to allow for designated Roth 401(k) contributions. This feature allows participants to make after-tax contributions, subject to the same limitations and restrictions as the pre-tax contributions, which are maintained in separate designated Basic Roth or Voluntary Roth accounts.

The Plan is not aware of any other subsequent events which would require disclosure to the financial statements.